Deferred Income Tax (Tables)	12 Months Ended
Mar. 31, 2024
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Changes of Net Deferred Tax Assets and Liabilities
The changes of net deferred tax assets and liabilities for the fiscal years ended March 31, 2024 and 2023 were as follows:

	For the fiscal year ended March 31,
	2024	2023

	(In millions)
At beginning of period	¥(250,120)	¥(200,299)
Deferred tax benefit (expense)	56,011	(141,365)
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve	(15,485)	(2,288)
Financial instruments at fair value through other comprehensive income reserve	(417,101)	92,181
Own credit on financial liabilities designated at fair value through profit or loss reserve	3,644	(3,934)
Exchange differences on translating foreign operations reserve	—	860
Acquisition and disposal of subsidiaries and businesses	(50)	—
Exchange differences and others	842	4,725

At end of period	¥(622,259)	¥(250,120)

Deferred Tax Assets and Liabilities
The deferred tax assets and liabilities at March 31, 2024 and 2023 were attributable to the following items:

	At March 31,
	2024	2023
Deferred tax assets:	(In millions)
Loans and advances	¥479,525	¥429,848
Lease liabilities (1)	108,270	109,804
Provision for interest repayment	34,185	35,963
Tax losses carried forward	14,493	87,951
Investment securities	10,958	27,207
Retirement benefits	9,633	9,494
Other deductible temporary differences (1)	185,708	142,371

Total deferred tax assets (1)	842,772	842,638

Deferred tax liabilities:
Investment securities	1,003,374	547,661
Right of use assets (1)	108,421	110,339
Derivative financial instruments	91,464	122,161
Retirement benefits	91,220	80,801
Goodwill and intangible assets	17,583	22,700
Lease transactions	5,972	6,840
Property, plant and equipment (1)	4,015	91,790
Other taxable temporary differences (1)	142,982	110,466

Total deferred tax liabilities (1)	1,465,031	1,092,758

Net deferred tax assets (liabilities) (2)	¥(622,259)	¥(250,120)

(1)	Comparative information has been restated to reflect the adoption of “Deferred Tax related to Assets and Liabilities arising from a Single Transaction, Amendments to IAS 12.”
(2)
Deferred tax assets and deferred tax liabilities are offset in the consolidated statements of financial position if the entity has a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.

Amounts of Deductible Temporary Differences and Tax Losses Carried Forward by Expiration Date
The following table shows the amounts of deductible temporary differences and tax losses carried forward by expiration date at March 31, 2024 and 2023 for which no deferred tax assets were recognized.

	At March 31,
	2024	2023
	(In millions)
Deductible temporary differences	¥249,254	¥286,126
Tax losses carried forward which will expire in 1 year	17,910	18,345
2 years	13,539	19,518
3 years	34,740	14,944
4 years	2,540	51,766
5 years	140,072	4,347
6 years	47,298	137,196
7 years	41,376	46,489
8 years	40,738	41,879
9 years	34,344	40,620
10 years and thereafter	56,634	42,003

Total deductible temporary differences and tax losses carried forward (1)	¥678,445	¥703,233

(1)
Under the group aggregation system, the Company and its wholly owned domestic subsidiaries recognized deferred tax assets relating to deductible temporary differences and tax losses carried forward on a consolidated basis for Japanese national corporation tax purposes and on a stand-alone basis for Japanese local corporation tax purposes. There are deductible temporary differences and tax losses carried forward on which deferred tax assets are recognized for Japanese national corporation tax purposes, but on which no deferred tax assets are recognized for Japanese local corporation tax purposes. These deductible temporary differences and tax losses carried forward amounted to ¥221,489 million and ¥243,822 million at March 31, 2024 and 2023, respectively.

Deferred Tax Expense
Deferred tax benefit and expense for the fiscal years ended March 31, 2024 and 2023 were attributable to the following temporary differences and tax losses carried forward:

	For the fiscal year ended March 31,
	2024	2023

	(In millions)
Property, plant and equipment (1)	¥91,002	¥(8,521)
Tax losses carried forward	(78,217)	2,861
Investment securities	(54,760)	7,708
Derivative financial instruments	37,699	(108,466)
Loans and advances	28,514	(32,339)
Goodwill and intangible assets	6,634	33,248
Retirement benefits	5,350	125
Right of use assets (1)	4,539	(8,924)
Lease liabilities (1)	(4,254)	9,156
Provision for interest repayment	(1,778)	(1,862)
Lease transactions	1,450	539
Other temporary differences—net (1)	19,832	(34,890)

Total deferred tax benefit (expense)	¥56,011	¥(141,365)

(1)	Comparative information has been restated to reflect the adoption of “Deferred Tax related to Assets and Liabilities arising from a Single Transaction, Amendments to IAS 12.”